INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2024	Oct. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS AND GOODWILL

The following table sets forth the carrying amounts of intangible assets and goodwill including accumulated amortization as of April 30, 2024:

	Remaining Useful Life	Cost	Accumulated Amortization and Impairment	Net Carrying Value
Trademarks and tradenames	12.25 years	$693,330	$(403,062)	$290,268
Patents, know-how and unpatented technology	12.25 years	710,060	(370,508)	339,552
Customer relationships	0.25 years	114,536	(110,439)	4,197
Total		1,517,926	(884,009)	633,917

	Remaining Useful Life	Cost	Impairment	Net Carrying Value
Goodwill	Indefinite	$4,523,040	$(914,091)	$3,608,949

The following table sets forth the carrying amounts of intangible assets and goodwill including accumulated amortization as of October 31, 2023:

	Remaining Useful Life	Cost	Accumulated Amortization and Impairment	Net Carrying Value
Trademarks and tradenames	12.75 years	$693,330	$(391,214)	$302,116
Patents, know-how and unpatented technology	12.75 years	710,060	(356,648)	353,412
Customer relationships	0.75 years	114,536	(102,251)	12,285
Total		1,517,926	(850,113)	667,813

	Remaining Useful Life	Cost	Impairment	Net Carrying Value
Goodwill	Indefinite	$4,523,040	$(914,091)	$3,608,949

The following table sets forth the carrying amounts of intangible assets and goodwill including accumulated amortization as of October 31, 2022:

	Remaining Useful Life	Cost	Accumulated Amortization and Impairment	Net Carrying Value
Trademarks and tradenames	13.75 years	$693,330	$(46,222)	$647,108
Patents, know-how and unpatented technology	13.75 years	710,060	(47,337)	662,723
Customer relationships	1.75 years	114,536	(46,966)	67,570
Total		1,517,926	(140,525)	1,377,401

	Remaining Useful Life	Cost	Impairment	Net Carrying Value
Goodwill	Indefinite	$4,523,040	$(914,091)	$3,608,949

SCHEDULE OF FUTURE AMORTIZATION EXPENSE

The table below presents anticipated future amortization expense related to the Company’s intangible assets for each of the succeeding five fiscal years ending October 31;

2024	$63,697
2025	51,416
2026	51,416
2027	51,416
2028	51,416
Total	$269,361

The table below presents anticipated future amortization expense related to the Company’s intangible assets for each of the succeeding five fiscal years ending October 31;

2024	$63,697
2025	51,416
2026	51,416
2027	51,416
2028	51,416
Total	$269,361